STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Statutory Accounting Practices [Line Items]
Statutory net income	$ 426	$ 692	$ (625)
Statutory capital and surplus	5,300	$ 5,400
Consolidated shareowners' equity which represented net assets of the Company's insurance subsidiaries that is required to be maintained as minimum capital	1,800
Market value of fixed maturity and short-term investments of the company's subsidiaries deposited with regulatory authorities	$ 43
Scenario, Forecast
Statutory Accounting Practices [Line Items]
Net assets of the Company's insurance subsidiaries that are restricted from transfer (in dollars)				$ 136